Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (19,993,000)	$ (5,269,664)	$ (6,957,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account		(22,943)
Changes in fair value of warrant liabilities	(3,620,000)	(3,061,951)	0
Transaction costs allocated to warrant liabilities		600,571
Fair value of Private Placement Warrant liability in excess of proceeds received		1,377,059
Depreciation and amortization	3,055,000		1,718,000
Provision for unrecoverable advances	32,174,000		25,539,000
Changes in fair value of derivative assets	(34,791,000)		0
Changes in fair value of warrant liability	3,620,000		0
Disposal of property and equipment	14,000		0
Stock-based compensation	7,381,000		1,525,000
Non-cash interest	(233,000)		(272,000)
Non-cash lease expense	78,000		12,000
Changes in fair value of marketable securities	1,000		(3,000)
Changes in operating assets and liabilities:
Prepaid expenses		(749,808)
Member advances	(42,443,000)		(35,240,000)
Prepaid income taxes	2,627,000		(4,008,000)
Prepaid expenses and other current assets	(311,000)		(2,600,000)
Accounts payable	2,568,000		1,983,000
Accrued expenses	7,128,000	5,035,963	3,433,000
Income taxes payable	0		(508,000)
Legal settlement accrual	500,000		3,201,000
Other current liabilities	(1,625,000)		2,472,000
Other non-current liabilities	(466,000)		547,000
Interest payable, convertible notes	12,000		12,000
Net cash used in operating activities	(40,704,000)	(2,090,773)	(9,146,000)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(253,765,980)
Payments for internally developed software costs	(6,107,000)		(3,989,000)
Purchase of property and equipment	(371,000)		(231,000)
Purchase of marketable securities	(5,000)		(138,000)
Sale of marketable securities	9,444,000		7,780,000
Net cash used in investing activities	2,961,000	(253,765,980)	3,422,000
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	0	248,690,660	75,000
Proceeds from sale of Private Placements Warrants		7,650,320
Repayment of promissory note - related party		(88,142)
Payment of offering costs	(2,753,000)	(316,300)	0
Borrowings on line of credit	0		3,910,000
Repayment on line of credit	(3,910,000)		0
Proceeds from issuance of common stock for stock option exercises	1,709,000		256,000
Proceeds from borrowings on note payable	15,000,000		0
Proceeds from borrowings on debt and credit facilities	55,000,000		0
Net cash provided by financing activities	65,046,000	255,936,538	4,241,000
Net Change in Cash		79,785
Cash - Beginning of period		0
Cash - End of period	79,785	79,785
Net increase (decrease) in cash and cash equivalents and restricted cash	27,303,000		(1,483,000)
Cash and cash equivalents and restricted cash, beginning of the year	5,069,000		6,552,000
Cash and cash equivalents and restricted cash, end of the year	32,372,000	32,372,000	5,069,000
Non-cash Investing and Financing Activities:
Offering costs paid by Sponsor in exchange for issuance of founder shares		25,000
Offering costs paid through promissory note		88,142
Deferred underwriting fee payable		8,881,809
Forfeiture of Founder Shares		(13)
Supplemental disclosure of non-cash investing and financing activities
Operating lease right of use assets recognized	2,514,000		0
Operating lease liabilities recognized	2,514,000		0
Property and equipment purchases in accounts payable	25,000		7,000
Receivable from early exercise of stock options	0		368,000
Vesting of common stock exercised early	75,000		0
Amendment to loan to stockholder	145,000		0
Supplemental disclosure of cash (received) paid for:
Income taxes	(2,484,000)		2,798,000
Interest	1,992,000		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	32,009,000	32,009,000	4,789,000
Restricted cash	363,000	363,000	280,000
Total cash, cash equivalents, and restricted cash, end of period	$ 32,372,000	$ 32,372,000	$ 5,069,000